Legal proceedings	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Legal proceedings

Note 30.       Legal proceedings

We are currently not party to any legal proceedings and claims that are not provided for in our financial statements.

Starting in 2023 until April 2024, the French customs authorities carried out an audit of our exportation documents and found some administrative errors. In June 2024, we submitted observations to the French customs authorities contesting the legal qualification of the infringement notified. As at June 30, 2024, the French customs authorities have not yet disclosed their conclusion or a course of action in relation to their findings. We note that the administrative errors identified in our exportation documents had no financial impact on our current or historical financial statements and did not result in any error or misstatement in our historical financial statements. However, management believes that there is a reasonable possibility that a penalty may be incurred in relation to this matter, but a reasonable estimate of such loss cannot be made as at June 30, 2024.